Wildermuth Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Interest, Shares, Principal, Amount, or Units		Fair Value
	COMMODITY & NATURAL RESOURCE INVESTMENTS — 7.4%
1,000	Casillas Petroleum Resource Partners, LLC(a)(b)	$1,001,883
1,976,034	CM Funding, LLC(a)(b)(c)(d)(e)	1,852,344
—	Kayne Anderson Energy Fund VII LP(a)(b)(e)(f)	1,304,978
182	Midcon Holdco Partners, LLC(a)(b)	285,071
2,066,031	Thunder Investment Partners, LLC(a)(b)(c)(d)	1,707,428
	TOTAL COMMODITY & NATURAL RESOURCE INVESTMENTS (Cost $7,142,153)	6,151,704

	DIRECT PRIVATE EQUITY — 63.2%
41,751	Affinity Beverages, LLC(a)(b)(d)(e)	174,999
684	Atlas Fintech Holdings Corp. - Class A Share Interests(a)(b)(d)(e)	2,688,310
2,500	Clear Guide Medical, Inc. - Series A Preferred Stock(a)(b)(c)(d)(e)	3,771,103
134,898	Clear Guide Medical, Inc. - Series A-2 Preferred Stock(a)(b)(c)(d)(e)	719,414
838,423	Clear Guide Medical, Inc. - Series A-3 Preferred Stock(a)(b)(c)(d)(e)	4,066,329
1,543,074	Clearsense, LLC - Class C Preferred Shares(a)(b)(c)(d)(e)	5,401,290
835,814	Clearsense, LLC - Class D Preferred Shares(a)(b)(c)(d)(e)	3,403,066
2,074,115	DSI Digital, LLC - Common Units(a)(b)(c)(d)(e)	1,566,913
5,791,621	DSI Digital, LLC - Series A Convertible Preferred Units(a)(b)(c)(d)(e)	7,418,808
—	Level ATI HoldCo, LLC - Class A(a)(b)(c)(d)(e)	4,143,227
3,500,000	Metro Diner, LLC - Series B Units(a)(b)(d)(e)	2,569,180
1,880,968	Metro Diner, LLC - Series II Common Units(a)(b)(d)(e)	1,362,387
8,800,000	Reach Enterprises, Inc. - Common Units(a)(b)(c)(d)(e)	108,957
309,150	Reach Enterprises, Inc. - Series Seed-1 Preferred Units(a)(b)(c)(d)(e)	25,891
1,288,103	Reach Enterprises, Inc. - Series Seed-2 Preferred Units(a)(b)(c)(d)(e)	107,878
7,627,254	Waratek, Ltd. - Common Shares(a)(b)(c)(d)(e)	9,102,668
635,838	Waratek, Ltd. - Series B-1(a)(b)(c)(d)(e)	2,599,338
756,826	Waratek, Ltd. - Series B-2(a)(b)(c)(d)(e)	3,371,041
—	WG Pitts Caribbean, LLC - Common Units(a)(b)(c)(d)(e)	-
	TOTAL DIRECT PRIVATE EQUITY (Cost $48,734,959)	52,600,799

	DIRECT REAL ESTATE — 4.2%
—	Brookwood SFL Investor Co-Investment Vehicle, LLC(a)(b)(e)	1,542,882
1,800,000	LaGrange Senior Living, LLC - Class A Interests(a)(b)(c)(d)	1,984,885
	TOTAL DIRECT REAL ESTATE (Cost $2,198,597)	3,527,767

	HEDGE FUNDS — 0.7%
—	Rosebrook Opportunities Fund LP(a)(b)(c)(e)(f)(g)	603,602
	TOTAL HEDGE FUNDS (Cost $994,053)	603,602

	PRIVATE EQUITY DEBT — 25.7%
750,000	Clear Guide Medical, Inc. - Convertible Note, 0.50%, 2/29/2024(a)(b)(c)(d)(e)(h)	696,350
250,000	Clear Guide Medical, Inc. - Convertible Note, 6.00%, 11/6/2023(a)(b)(c)(d)(e)(h)	241,387
5,515,000	DSI Digital, LLC - Convertible Note, 8.00%, 3/31/2025(a)(b)(c)(d)(e)(h)	8,151,885
5,745,250	Reach Enterprises, Inc. - Convertible Note, 8.00%, 7/30/2023(a)(b)(c)(d)(e)(h)	5,051,868
2,500,000	Reach Enterprises, Inc. - Convertible Note, 12.00%, 10/1/2023(a)(b)(c)(d)(e)(h)	2,668,750
2,098,889	Sequin, Inc. - Convertible Note, 8.00%, 7/20/2023(a)(b)(d)(e)(h)	479,564
200,000	Sequin, Inc. - Convertible Note, 12.00%, 5/30/2024(a)(b)(d)(h)	200,000
250,000	Sequin, Inc. - Promissory Note, 12.00%, 3/20/2024(a)(b)(d)	53,592

See accompanying notes to Schedule of Investments.

Wildermuth Fund

Schedule of Investments - Continued

June 30, 2023 (Unaudited)

Interest, Shares, Principal, Amount, or Units		Fair Value
	PRIVATE EQUITY DEBT (CONTINUED)
2,033,611	The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 12/31/2023(a)(b)(d)(e)(h)	$1,997,427
4,436,896	WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2026(a)(b)(c)(d)(i)	1,826,180
	TOTAL PRIVATE EQUITY DEBT (Cost $23,353,606)	21,367,003

	PRIVATE EQUITY FUNDS — 7.5%
—	Abbott Secondary Opportunities LP(a)(b)(e)(f)(g)	834,471
—	Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund(a)(b)(e)(f)(g)	1,292,877
—	Committed Advisors Secondary Fund III(a)(b)(e)(f)(g)	1,470,054
—	EJF Sidecar Fund, Series LLC - Small Financial Equities Series(a)(b)(f)(g)	248,578
10	GPB Automotive Portfolio LP(a)(b)(d)(e)(f)	294,008
—	Gravity Ranch Fund I LP(a)(b)(d)(e)(f)(g)	67,065
—	PineBridge Secondary Partners IV SLP(a)(b)(e)(f)(g)	1,274,064
—	StepStone VC Opportunities V, LP(a)(b)(e)(f)(g)	790,981
	TOTAL PRIVATE EQUITY FUNDS (Cost $4,056,409)	6,272,098

	PRIVATE REAL ESTATE INVESTMENTS — 7.3%
92,075	ARCTRUST, Inc.(a)(b)(f)	954,821
—	Cygnus Property Fund V, LLC(a)(b)(e)(f)	52,179
—	Harbert Seniors Housing Fund I LP(a)(b)(e)(f)	1,401,408
—	Harbert Seniors Housing Fund II LP(a)(b)(e)(f)	2,684,271
56	Shopoff Land Fund III LP(a)(b)(e)(f)	51,520
124,099	Stonehill Strategic Hotel Credit Opportunity Fund II LP(a)(b)(f)	441,755
—	Walton Street Real Estate Fund VIII LP(a)(b)(e)(f)	450,812
	TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $5,348,674)	6,036,766

	PUBLIC NON-TRADED REAL ESTATE INVESTMENT DEBT — 0.1%
116,110	Cottonwood Communities, Inc. - Promissory Note, 7.00%, 1/1/2031(a)(b)(d)	116,110
	TOTAL PUBLIC NON-TRADED REAL ESTATE INVESTMENT DEBT (Cost $116,110)	116,110

	WARRANTS — 1.4%
44	Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date 12/30/2023(a)(b)(d)(e)	-
483,827	DSI Digital, LLC, Exercise Price $0.01, Expiration Date 3/28/2025(a)(b)(c)(d)(e)	362,906
1,442	Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/21/2028(a)(b)(d)(e)	1,846
6,410	Sequin, Inc., Exercise Price $0.001, Expiration Date 3/30/2026(a)(b)(d)(e)	-
646,328	Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 1/22/2028(a)(b)(c)(d)(e)	765,455
	TOTAL WARRANTS (Cost $0)	1,130,207

	SHORT-TERM INVESTMENTS — 0.1%
94,849	Fidelity Institutional Government Portfolio - Institutional Class, 4.92%(j)	94,849
	TOTAL SHORT-TERM INVESTMENTS (Cost $94,849)	94,849

	TOTAL INVESTMENTS — 117.6% (Cost $92,039,410)	97,900,905
	Liabilities less other assets — (17.6)%	(14,675,736)

	TOTAL NET ASSETS — 100.0%	$83,225,169

See accompanying notes to Schedule of Investments.

Wildermuth Fund

Schedule of Investments - Continued

June 30, 2023 (Unaudited)

LLC – Limited Liability Company
LP – Limited Partnership
SLP – Special Limited Partnership

(a)	Illiquid Security. As of June 30, 2023 these securities amounted to $97,806,056 representing 117.5% of total net assets.

(b)	Restricted Security. As of June 30, 2023 these securities amounted to $97,806,056 representing 117.5% of total net assets. Please refer to Investments in Restricted Securities, in the Notes to the Schedule of Investments.

(c)	Denotes an investment in an affiliated entity. Please refer to Investments in Affiliated Issuers, in the Notes to the Schedule of Investments.

(d)	Level 3 security in accordance with fair value hierarchy.

(e)	Non-income Producing

(f)	Private Fund. As of June 30, 2023 these securities amounted to $14,217,444 representing 17.1% of total net assets.

(g)	Private Investment Company. As of June 30, 2023 these securities amounted to $6,581,692 representing 7.9% of total net assets.

(h)	Payment-in-kind (PIK) security in which the issuer makes interest payments in the form of additional securities, as opposed to cash payouts. These additional securities generally have the same terms as the original holdings.

(i)	Security is in default.

(j)	Represents the current rate as of June 30, 2023.

See accompanying notes to Schedule of Investments.

Wildermuth Fund

Notes to the Schedule of Investments

June 30, 2023 (Unaudited)

Investments in Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on June 30, 2023 is as follows:

Security	Initial Acquisition Date	Interests, Shares, Principal Amount, or Units	Cost	Fair Value	% of Net Assets
Abbott Secondary Opportunities LP	April 13, 2017	-	829,224	834,471	1.0%
Affinity Beverages, LLC	February 21, 2020	41,751	175,000	174,999	0.2%
ARCTRUST, Inc.	June 30, 2016	92,075	1,000,536	954,821	1.2%
Atlas Fintech Holdings Corp. - Class A Share Interests	December 20, 2016	684	3,126,329	2,688,310	3.2%
Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date 12/30/2023	December 20, 2016	44	-	-	0.0%
Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	April 2, 2018	-	398,630	1,292,877	1.6%
Brookwood SFL Investor Co-Investment Vehicle, LLC	November 3, 2017	-	398,597	1,542,882	1.9%
Casillas Petroleum Resource Partners, LLC	October 11, 2016	1,000	1,000,000	1,001,883	1.2%
Clear Guide Medical, Inc. - Convertible Note, 0.50%, 2/29/2024	August 15, 2022	750,000	750,000	696,350	0.8%
Clear Guide Medical, Inc. - Convertible Note, 6.00%, 11/6/2023	January 6, 2022	250,000	250,000	241,387	0.3%
Clear Guide Medical, Inc. - Series A Preferred Stock	April 19, 2016	2,500	2,250,000	3,771,103	4.5%
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	March 6, 2018	134,898	500,000	719,414	0.9%
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	July 16, 2018	838,423	3,085,394	4,066,329	4.9%
Clearsense, LLC - Class C Preferred Shares	February 20, 2019	1,543,074	6,799,865	5,401,290	6.5%
Clearsense, LLC - Class D Preferred Shares	April 28, 2021	835,814	3,000,000	3,403,066	4.1%
CM Funding, LLC	December 14, 2018	1,976,034	1,976,034	1,852,344	2.2%
Committed Advisors Secondary Fund III	March 30, 2017	-	448,609	1,470,054	1.8%
Cottonwood Communities, Inc. - Promissory Note, 7.00%, 1/1/2031	June 22, 2021	116,110	116,110	116,110	0.1%
Cygnus Property Fund V, LLC	October 30, 2018	-	-	52,179	0.1%
DSI Digital, LLC - Common Units	April 26, 2021	2,074,115	1,000,000	1,566,913	1.9%
DSI Digital, LLC - Convertible Note, 8.00%, 3/31/2025	March 24, 2021	5,515,000	5,515,000	8,151,885	9.8%
DSI Digital, LLC - Series A Convertible Preferred Units	November 29, 2017	5,791,621	8,560,000	7,418,808	8.9%
DSI Digital, LLC, Exercise Price $0.01, Expiration Date 3/28/2025	February 28, 2023	483,827	-	362,906	0.4%
EJF Sidecar Fund, Series LLC - Small Financial Equities Series	October 25, 2017	-	270,695	248,578	0.3%
GPB Automotive Portfolio LP	March 13, 2015	10	500,000	294,008	0.4%
Gravity Ranch Fund I LP	June 13, 2017	-	500,000	67,065	0.1%
Harbert Seniors Housing Fund I LP	February 24, 2017	-	1,271,672	1,401,408	1.7%
Harbert Seniors Housing Fund II LP	September 10, 2019	-	2,742,490	2,684,271	3.2%
Kayne Anderson Energy Fund VII LP	September 12, 2016	-	1,918,230	1,304,978	1.6%
LaGrange Senior Living, LLC - Class A Interests	September 11, 2019	1,800,000	1,800,000	1,984,885	2.4%
Level ATI HoldCo, LLC - Class A	September 10, 2018	-	1,690,000	4,143,227	5.0%
Metro Diner, LLC - Series B Units	November 16, 2017	3,500,000	2,276,542	2,569,180	3.1%
Metro Diner, LLC - Series II Common Units	November 16, 2017	1,880,968	1,223,458	1,362,387	1.6%
Midcon Holdco Partners, LLC	December 29, 2020	182	181,858	285,071	0.3%
PineBridge Secondary Partners IV SLP	September 19, 2017	-	730,627	1,274,064	1.5%
Reach Enterprises, Inc. - Common Units	August 8, 2019	8,800,000	2,758,800	108,957	0.1%
Reach Enterprises, Inc. - Convertible Note, 8.00%, 7/30/2023	April 30, 2021	5,745,250	5,745,250	5,051,868	6.1%
Reach Enterprises, Inc. - Convertible Note, 12.00%, 10/1/2023	October 2, 2020	2,500,000	2,500,000	2,668,750	3.2%
Reach Enterprises, Inc. - Series Seed-1 Preferred Units	August 5, 2020	309,150	458,001	25,891	0.0%
Reach Enterprises, Inc. - Series Seed-2 Preferred Units	July 15, 2020	1,288,103	1,526,647	107,878	0.1%
Rosebrook Opportunities Fund LP	February 2, 2017	-	994,053	603,602	0.7%
Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/21/2028	February 6, 2018	1,442	-	1,846	0.0%
Sequin, Inc. - Convertible Note, 8.00%, 7/20/2023	July 22, 2020	2,098,889	2,098,889	479,564	0.6%
Sequin, Inc. - Convertible Note, 12.00%, 3/20/2024	May 30, 2023	200,000	200,000	200,000	0.2%
Sequin, Inc., Exercise Price $0.001, Expiration Date 3/30/2026	March 31, 2021	6,410	-	-	0.0%
Sequin, Inc. - Promissory Note, 12.00%, 3/20/2024	March 31, 2021	250,000	250,000	53,592	0.1%
Shopoff Land Fund III LP	April 28, 2015	56	34,846	51,520	0.1%
StepStone VC Opportunities V, L.P.	January 18, 2018	-	378,625	790,981	1.0%
Stonehill Strategic Hotel Credit Opportunity Fund II LP	July 18, 2016	124,099	124,099	441,755	0.5%
The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 12/31/2023	July 22, 2020	2,033,611	2,033,611	1,997,427	2.4%
Thunder Investment Partners, LLC	November 2, 2018	2,066,031	2,066,031	1,707,428	2.1%
Walton Street Real Estate Fund VIII LP	May 24, 2017	-	175,030	450,812	0.5%
Waratek, Ltd. - Common Shares	November 24, 2021	7,627,254	3,191,374	9,102,668	10.8%
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 1/22/2028	June 5, 2018	646,328	-	765,455	0.9%
Waratek, Ltd. - Series B-1	June 5, 2018	635,838	2,990,569	2,599,338	3.1%
Waratek, Ltd. - Series B-2	December 28, 2017	756,826	3,696,940	3,371,041	4.1%
WG Pitts Caribbean, LLC - Common Units	October 12, 2018	-	426,040	-	0.0%
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2026	August 14, 2020	4,436,896	4,010,856	1,826,180	2.2%
			$91,944,561	$97,806,056

Investments in Affiliated Issuers - An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain security shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Beginning Value April 1, 2023	Purchases or Conversions	Sales or Conversions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending Value June 30, 2023	Investment Income
Clear Guide Medical, Inc. - Convertible Note - 0.50%, 2/29/2024(1)	$696,350	$-	$-	$-	$-	$-	$696,350	-
Clear Guide Medical, Inc. - Convertible Note - 6.00%, 11/6/2023(1)	241,387	-	-	-	-	-	241,387	-
Clear Guide Medical, Inc. - Series A Preferred Stock(1)	3,771,103	-	-	-	-	-	3,771,103	-
Clear Guide Medical, Inc. - Series A-2 Preferred Stock(1)	719,414	-	-	-	-	-	719,414	-
Clear Guide Medical, Inc. - Series A-3 Preferred Stock(1)	4,066,329	-	-	-	-	-	4,066,329	-
Clearsense, LLC - Class C Preferred Shares	5,401,290	-	-	-	-	-	5,401,290	-
Clearsense, LLC - Class D Preferred Shares	3,403,066	-	-	-	-	-	3,403,066	-
CM Funding, LLC(1)	1,852,344	-	-	-	-	-	1,852,344	-
DSI Digital, LLC - Common Units Units(1)	1,566,913	-	-	-	-	-	1,566,913	-
DSI Digital, LLC - Convertible Note, 8.00%, 3/31/2025(1)	7,546,397	410,000	-	195,488	-	-	8,151,885	-
DSI Digital, LLC - Series A Convertible Preferred Units(1)	7,418,808	-	-	-	-	-	7,418,808	-
DSI Digital, Exercise Price 0.01 Euro, Expiration Date 03/29/2025(1)	362,906	-	-	-	-	-	362,906	-
LaGrange Senior Living, LLC - Class A Interests(1)	1,984,885	-	-	-	-	-	1,984,885	53,852
Level ATI HoldCo, LLC - Class A(1)	4,143,227	-	-	-	-	-	4,143,227	-
Reach Enterprises, Inc. - Common Units(1)	108,957	-	-	-	-	-	108,957	-
Reach Enterprises, Inc. - Convertible Note - 8.00%, 7/30/2023(1)	4,514,668	680,000	-	(142,800)	-	-	5,051,868	-
Reach Enterprises, Inc. - Convertible Note - 12.00%, 10/1/2023(1)	2,668,750	-	-	-	-	-	2,668,750	-
Reach Enterprises, Inc. - Series Seed-1 Preferred Units (1)	25,891	-	-	-	-	-	25,891	-
Reach Enterprises, Inc. - Series Seed-2 Preferred Units (1)	107,878	-	-	-	-	-	107,878	-
Rosebrook Opportunities Fund LP(1)	603,602	-	-	-	-	-	603,602	-
Thunder Investment Partners, LLC(1)	1,707,428	-	-	1,368	-	(1,368)	1,707,428	48,401
Waratek, Ltd. - Common Shares(1)	7,072,061	-	-	2,030,607	-	-	9,102,668	-
Waratek, Ltd. - Series B-1(1)	2,535,342	-	-	63,996	-	-	2,599,338	-
Waratek, Ltd. - Series B-2(1)	3,214,250	-	-	156,791	-	-	3,371,041	-
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 01/22/2028(1)	593,642	-	-	171,813	-	-	765,455	-
WG Pitts Caribbean, LLC - Common Units(1)	-	-	-	-	-	-	-	-
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2026(1)	1,826,180	-	-	-	-	-	1,826,180	150,538
	$68,153,068	$1,090,000	$-	$2,477,263	$-	$(1,368)	$71,718,963	$252,791

(1)	Affliated investments for which ownership exceeds 25% of the Investment Fund’s Capital.